Short-term loans	12 Months Ended
Dec. 31, 2024
Long-term Debt, Unclassified [Abstract]
Short-term loans
Note 9 - Short-term loans

In March 2013, the Company was provided with a revolving Credit Facility by four financial institutions. The Credit Facility was renewed and amended several times during the past years according to Company's needs and financial position.

In December 2023, in connection with the acquisition of Siklu, the Company signed an amendment to the Credit Facility in which it obtained the approval of the syndication of banks to carry out Siklu's acquisition and added additional bank to the syndication agreement.

In June 2024, the Company signed an amendment to the Credit Facility in the frame of which the Credit Facility was extended by an additional 2 years till June 30, 2026. This amendment included a decrease of $5,000 thousand to the bank guarantees credit lines to $40,886 thousand.

As of December 31, 2024, the Company has utilized $25,200 thousand of the $77,000 thousand available under the Credit Facility for short-term loans. During 2024, the credit lines carried interest rates between 6.12% and 7.95%.

As of December 31, 2024, the total credit facilities for bank guarantees and for loans is $117,886 thousand.

The Credit Facility is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets.

Repayment could be accelerated by the financial institutions in certain events of default, including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.

The credit agreement contains financial and other covenants requiring that the Company maintains, among other things, minimum shareholders' equity value and financial assets, a certain ratio between its shareholders' equity (excluding total intangible assets and goodwill) and the total value of its assets (excluding total intangible assets and goodwill) on its balance sheet, a certain ratio between its net financial debt to each of its working capital and accounts receivable. As of December 31, 2024 and 2023, the Company met all of its covenants.